Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization and Description of Business
1. Organization and Description of Business

1. Organization and Description of Business

IGEN Networks Corp. (“IGEN”, the “Company”, “we”, “our”) was incorporated in the State of Nevada on November 14, 2006, under the name of Nurse Solutions Inc. On September 19, 2008, the Company changed its name to Sync2 Entertainment Corporation and traded under the symbol SYTO. On September 15, 2008, the Company became a reporting issuer in British Columbia, Canada. On May 26, 2009, the Company changed its name to IGEN Networks Corp. On March 25, 2015, the Company was listed on the Canadian Securities Exchange (CSE) under the trading symbol IGN and the Company became a reporting Venture Issuer in British Columbia and Ontario, Canada.

The Company’s principal business is the development and marketing of software services for the management and protection of commercial and consumer vehicle assets along with driving behavior and profile of these assets. The software services are delivered from AWS Cloud infrastructure over wireless networks and accessed from mobile or desktop devices. The software services are marketed to automotive dealers, financial institutions, governments, and direct-to-consumer markets through the Company’s commercial and consumer brands.

Going Concern

The accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has experienced recurring losses from operations, has negative operating cash flows since inception, has a working capital deficit of $919,041 and an accumulated deficit of $16,497,964 as of September 30, 2021, and is dependent on its ability to raise capital from stockholders or other sources to sustain operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern. Ultimately, the Company plans to achieve profitable operations through the increase in revenue base and successfully grow its operations organically or through acquisitions. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

1. Organization and Description of Business

IGEN Networks Corp. (“IGEN”, the “Company”, “we”, “our”) was incorporated in the State of Nevada on November 14, 2006, under the name of Nurse Solutions Inc. On September 19, 2008, the Company changed its name to Sync2 Entertainment Corporation and traded under the symbol SYTO. On September 15, 2008, the Company became a reporting issuer in British Columbia, Canada. On May 26, 2009, the Company changed its name to IGEN Networks Corp. On March 25, 2015, the Company was listed on the Canadian Securities Exchange (CSE) under the trading symbol IGN and the Company became a reporting Venture Issuer in British Columbia and Ontario, Canada.

The Company’s principal business is the development and marketing of software services for the automotive industry. The Company works with wireless carriers, hardware suppliers and software developers to provide direct and secure access to information on the vehicle and the driver’s behavior. The software services are delivered from the AWS Cloud to the consumer and their families over the wireless networks and accessed from any mobile or desktop device. The software services are marketed to automotive dealers, financial institutions, and direct-to-consumer through various commercial and consumer brands.

Going Concern

The consolidated financial statements as of and for the year ended December 31, 2020 have been prepared assuming that the Company will continue as a going concern. The Company has experienced recurring losses from operations and has negative operating cash flows since inception, has a working capital deficit of $1,071,809 and an accumulated deficit of $15,185,157 as of December 31, 2020, and is dependent on its ability to raise capital from stockholders or other sources to sustain operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern. Ultimately, the Company plans to achieve profitable operations through the increase in revenue base and successfully growing its operations organically or through acquisitions. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.